GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Seamless Group Inc [Member]
GOODWILL	3 Goodwill
Goodwill
US$

Balance as of January 1, 2023 and December 31, 2023	27,001,383
Goodwill impairment	(1,657)
Balance as of June 30, 2024	26,999,726

9 Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 were as follows:

Goodwill
US$

Balance as of January 1, 2022	19,229,528
Goodwill from acquisition	7,771,855
Balance as of December 31, 2022, January 1, 2023 and December 31, 2023	27,001,383